RELATED PARTY TRANSACTION	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTION

19.	RELATED PARTY TRANSACTION

(1)	Related parties

Name of related parties	Relationship with the Group
Mr. Larry Xiangdong Chen	CEO and Chairman of the board of Directors of the Company
Beijing Youlian Global Education Technology Co., Ltd (“Beijing Youlian”) (1)	Equity method investment investee
(1)

Beijing Youlian was dissolved in June
2020.

(2)	The significant balances and transactions between the Group and its related parties were as follows:

(a)	Balance

	December 31,
	2019	2020
	RMB	RMB
Amounts due to:
Mr. Larry Xiangdong Chen	460	—

Total	460	—

The balances with related parties were interest-free, unsecured and repayable on demand.
(b)	Transaction
Other than as disclosed elsewhere in these consolidated financial statements, the Group had the following significant related party transactions:

		Revenue
	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Beijing Youlian (1)	4,670	566	—

Total	4,670	566	—

		Expense
	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Beijing Youlian (2)	2,052	3,569	1,457

Total	2,052	3,569	1,457

(1)	The Group recognized revenue from providing technical service.
(2)	The Group recognized expense from receiving advertising service provided by Beijing Youlian.